EQUITY INCENTIVE PLANS	12 Months Ended
Dec. 31, 2014
EQUITY INCENTIVE PLANS
EQUITY INCENTIVE PLANS

NOTE 10 - EQUITY INCENTIVE PLANS

The Company’s 2014 Equity Incentive Plan provides for grants of stock options, stock awards, stock units, awards, performance stock awards, stock appreciations rights, and other equity-based awards to key employees and nonemployee directors. The Equity Incentive Plan provides for grants of up to 142,042 of stock options and 56,267 of stock awards. During 2014, the Company granted stock options and stock awards. The Company recognizes stock compensation costs for services received in a share-based payment transaction over the required service period, generally defined as the vesting period.

Stock Options

For stock options, certain key employees and nonemployee directors were granted options to purchase shares of the Company’s common stock at fair value at the date of the grant (exercise price). The options become exercisable in equal installments over a five-year period from the date of grant, and they expire ten years from the date of grant. Compensation cost is determined by estimating the fair value of the option on the date of the grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferrable. The risk-free interest rate for the expected term of the option is based on the U.S. treasury yield curve in effect at the time of grant. There were 118,132 options granted in May 2014. No options became vested, exercised, or expired during 2014 Total unrecognized compensation expense for stock options was $122 as of December 31, 2014. Compensation expense totaled $16 for the year ended December 31, 2014. Management expects all options to vest over the remaining vesting period of 4.4 years. There was no compensation expense for the year ended December 31, 2013, as all outstanding options were fully vested.

There were no stock options granted during 2013.  A summary of the activity in the stock option plan for 2014 follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)

Outstanding at beginning of year	1,375	$20.72
Granted	118,132	11.99
Exercised	—	—
Forfeited or expired	—	—

Outstanding at end of year	119,507	$12.09	9.32

Exercisable at end of year	1,375	$20.72	1.22

All options outstanding at December 31, 2014 are expected to vest.

Aggregate intrinsic value of options outstanding was $180,456 at December 31, 2014 and zero at December 31, 2013.

Stock Awards

For stock awards, the compensation cost is based on the grant date fair value of the award (as determined by quoted market prices) and is recognized over the vesting period. The Company’s stock awards vest based on a service period of five years. The unamortized cost of shares not yet earned (vested) is reported as a reduction of stockholders’ equity. The Company awarded 56,267 shares of stock awards in May 2014. No awards were vested during 2014. Total unrecognized compensation expense for awards was $596 as of December 31, 2014. Compensation expense totaled $79 for the year ended December 31, 2014. Management expects all awards to vest over the remaining vesting period of 4.4 years. There was no compensation expense for the year ended December 31, 2013, as all were fully vested.